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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JUNE 2000

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                       Approx Asset
Date              Number    Price   Value or Approx    Seller
Each   Ident   Shares     Per     Asset Cov/Shr   or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker


06-01   CEE      2000     14.3125     20.42             Weeden & Co
06-02   " "      2000     14.6875     21.32             " "
06-05   " "      3400     14.7096     21.20             " "
06-05   " "     50000     14.7500     21.20        Bear Stearns
06-06   " "    100000     14.6250     21.05             " "
06-07   " "      2400     14.6510     20.90          Weeden & Co
06-08   " "      3400     14.6103     20.94             " "
06-09   " "      3400     14.9559     20.86             " "
06-12   " "      7700     15.0422     20.82             " "
06-13   " "      7700     15.0325     20.63             " "
06-14   " "       600     14.7500     20.76             " "
06-15   " "      2100     14.8720     20.55             " "
06-16   " "       200     14.8125     20.56             " "
06-19   " "      3500     15.1250     20.53             " "
06-21   " "      4500     15.1250     20.35             " "
06-22   " "      4900     15.1148     20.12             " "
06-26   " "      5100     15.0000     20.04             " "
06-27   " "      7600     14.9852     20.34             " "
06-28   " "      5400     14.8218     20.27             " "
06-29   " "      3300     14.8617     19.98             " "
06-30   " "       400     14.7500     20.09             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          07/03/00